NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2021
Ifrs Non-Controlling Interest [Abstract]
Disclosure of non-controlling interests [text block]

31.    NON-CONTROLLING INTEREST

As at December 31, 2021, the non-controlling interest (“NCI”) of the Government of Burkina Faso, which represents 10% in Roxgold SANU S.A. totalled $12.1 million. The income attributable to the NCI for the six months ended December 31, 2021, totalling $1.5 million is based on the net income for Yaramoko.

As at December 31, 2021, the NCI of the Government of Côte d’Ivoire, which represents 10% in Roxgold Sango S.A. totalled $42.3 million. The loss attributable to the NCI for the six months ended December 31, 2021, totalling $0.1 million is based on the net loss for Séguéla.

Summarized statement of financial position

As of December 31, 2021	Yaramoko	Séguéla
Non-controlling interest percentage	10%	10%
Current assets	$60,225	$12,036
Non-current assets	200,406	62,146
Current liabilities	(32,754)	(21,312)
Non-current liabilities	(111,353)	(52,484)
Net assets	$116,524	$386

Non-controlling interest	$12,095	$42,327

Summarized income statement

For the period ended December 31, 2021	Yaramoko	Séguéla
Revenue	$101,256	$-
Net income (loss) and comprehensive income (loss)	$15,945	$(729)

Summarized cash flows

For the period ended December 31, 2021	Yaramoko	Séguéla
Cash flows provided by operating activities	$28,566	$(144)
Cash flows used in investing activities	$(28,429)	(25,631)
Cash flows (used in) provided by financing activities	$(14,804)	$37,601